Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Trade receivables	£ 853	£ 795
Royalty advances	2	2
Prepayments	198	189
Investment in finance lease receivable current	15	18
Accrued income	14	12
Other receivables	175	102
Trade and other current receivables	1,257	1,118
Non-current
Trade receivables	1	8
Royalty advances	5	3
Prepayments	10	13
Investment in finance lease receivable noncurrent	100	112
Accrued income	1	1
Interest receivable	8
Other receivables	4	86
Trade and other non current receivables	£ 129	£ 223